Note 2 - Loans and Allowance for Loan Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Beginning balance				$ 27,174				$ 23,909					$ 27,174	$ 23,909
Provision for loan losses	$ 686	$ 167	$ 154	1,033	$ 1,097	$ 1,088	$ 1,090	1,023	$ 436	$ 436	$ 420	$ 389	2,040	4,298
Charge-offs													(1,363)	(1,663)
Recoveries													875	630
Ending balance	28,726				27,174				23,909				28,726	27,174
Ending balance individually evaluated for impairment	1,136				1,164								1,136	1,164
Ending balance collectively evaluated for impairment	27,590				26,010								27,590	26,010
Ending balance	2,093,042				2,050,199								2,093,042	2,050,199
Ending balance individually evaluated for impairment	5,040				5,346								5,040	5,346
Ending balance collectively evaluated for impairment	2,088,002				2,044,853								2,088,002	2,044,853
Real Estate Portfolio Segment [Member]
Ending balance	1,929,325				1,911,886								1,929,325	1,911,886
Commercial Portfolio Segment [Member]
Beginning balance				622				401					622	401
Provision for loan losses													422	218
Charge-offs													(15)	0
Recoveries													15	3
Ending balance	1,044				622				401				1,044	622
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,044				622								1,044	622
Ending balance	98,265				78,245								98,265	78,245
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	98,265				78,245								98,265	78,245
Agricultural Installment and Other Portfolio Segment [Member]
Beginning balance				867				676					867	676
Provision for loan losses													1,041	920
Charge-offs													(1,160)	(1,152)
Recoveries													363	423
Ending balance	1,111				867				676				1,111	867
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,111				867								1,111	867
Ending balance	65,452				60,068								65,452	60,068
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	65,452				60,068								65,452	60,068
Residential 1 to 4 Family [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				6,297				5,156					6,297	5,156
Provision for loan losses													838	1,568
Charge-offs													(15)	(492)
Recoveries													24	65
Ending balance	7,144				6,297				5,156				7,144	6,297
Ending balance individually evaluated for impairment	795				852								795	852
Ending balance collectively evaluated for impairment	6,349				5,445								6,349	5,445
Ending balance	511,250				460,692								511,250	460,692
Ending balance individually evaluated for impairment	2,569				2,829								2,569	2,829
Ending balance collectively evaluated for impairment	508,681				457,863								508,681	457,863
Multifamily Real Estate [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				1,481				1,011					1,481	1,011
Provision for loan losses													(364)	470
Charge-offs													0	0
Recoveries													0	0
Ending balance	1,117				1,481				1,011				1,117	1,481
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	1,117				1,481								1,117	1,481
Ending balance	97,104				134,613								97,104	134,613
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	97,104				134,613								97,104	134,613
Commercial Real Estate [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				9,753				9,267					9,753	9,267
Provision for loan losses													1,484	436
Charge-offs													(173)	0
Recoveries													50	50
Ending balance	11,114				9,753				9,267				11,114	9,753
Ending balance individually evaluated for impairment	341				312								341	312
Ending balance collectively evaluated for impairment	10,773				9,441								10,773	9,441
Ending balance	793,379				701,055								793,379	701,055
Ending balance individually evaluated for impairment	2,471				1,831								2,471	1,831
Ending balance collectively evaluated for impairment	790,908				699,224								790,908	699,224
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				7,084				6,094					7,084	6,094
Provision for loan losses													(1,510)	921
Charge-offs													0	(19)
Recoveries													423	88
Ending balance	5,997				7,084				6,094				5,997	7,084
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	5,997				7,084								5,997	7,084
Ending balance	425,185				518,245								425,185	518,245
Ending balance individually evaluated for impairment	0				686								0	686
Ending balance collectively evaluated for impairment	425,185				517,559								425,185	517,559
Farmland [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				221				487					221	487
Provision for loan losses													(34)	(266)
Charge-offs													0	0
Recoveries													0	0
Ending balance	187				221				487				187	221
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	187				221								187	221
Ending balance	19,268				24,071								19,268	24,071
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	19,268				24,071								19,268	24,071
Second Mortgages [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				118				94					118	94
Provision for loan losses													5	24
Charge-offs													0	0
Recoveries													0	0
Ending balance	123				118				94				123	118
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	123				118								123	118
Ending balance	10,760				11,197								10,760	11,197
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	10,760				11,197								10,760	11,197
Home Equity Line of Credit [Member] | Real Estate Portfolio Segment [Member]
Beginning balance				$ 731				$ 723					731	723
Provision for loan losses													158	7
Charge-offs													0	0
Recoveries													0	1
Ending balance	889				731				$ 723				889	731
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	889				731								889	731
Ending balance	72,379				62,013								72,379	62,013
Ending balance individually evaluated for impairment	0				0								0	0
Ending balance collectively evaluated for impairment	$ 72,379				$ 62,013								$ 72,379	$ 62,013